CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (108,350)	$ (80,293)	$ (45,025)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	50,104	27,332	14,017
Depreciation, amortization and impairments	7,878	4,773	4,710
Operating lease right-of-use assets and liabilities, net	(551)	0	0
Finance income	(1,758)	(59)	(189)
Amortization of premium and accretion of discount on marketable securities, net	(370)	0	0
Decrease (increase) in trade receivables, net	(7,417)	(6,976)	1,657
Increase in prepaid expenses and other assets	(8,882)	(29,763)	(6,981)
Increase (decrease) in trade payables	(354)	906	4,450
Increase (decrease) in employees and payroll accruals	(5,782)	15,010	5,003
Increase in accrued expenses and other liabilities	3,215	4,574	7,941
Increase in deferred revenues	22,924	28,577	5,220
Deferred taxes, net	2,535	1,694	544
Net cash used in operating activities	(46,808)	(34,225)	(8,653)
Cash flows from investing activities:
Purchase of intangible assets	0	(1,338)	0
Capitalization of software development costs	(4,260)	(3,912)	(1,530)
Purchase of property and equipment	(2,867)	(2,642)	(822)
Investment in short-term deposits	(170,500)	(66,260)	(44,000)
Proceeds from short-term deposits	112,257	45,003	0
Investment in restricted deposits	0	(1,298)	0
Proceeds from restricted deposits	295	2,924	623
Investment in marketable securities	(84,881)	0	0
Net cash used in investing activities	(149,956)	(27,523)	(45,729)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting discounts and commissions and other issuance costs	0	263,922	0
Proceeds from exercise of options	5,074	2,867	789
Proceeds from employees share purchase plan	9,717	0	0
Investment from redeemable non-controlling interest	0	0	2,330
Issuance of preferred shares, net of issuance costs	0	10,000	38,495
Net cash provided by financing activities	14,791	276,789	41,614
Effect of foreign currency exchange rate changes on cash, cash equivalents, and restricted cash	(850)	(685)	248
Increase (decrease) in cash, cash equivalents and restricted cash	(182,823)	214,356	(12,520)
Cash, cash equivalents and restricted cash - beginning of year	277,251	62,895	75,415
Cash, cash equivalents and restricted cash - end of year	94,428	277,251	62,895
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of refunds	(572)	365	0
Supplemental disclosures of noncash investing and financing activities:
Lease liabilities arising from obtaining right-of-use-assets	14,240	0	0
Purchase of property and equipment, accrued but not paid	268	180	191
Issuance of ordinary shares in connection with asset acquisition	0	776	0
Conversion of convertible preferred shares	0	310,490	0
Reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	94,105	276,889	62,328
Restricted cash – included in short-term and long-term restricted deposits.	323	362	567
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 94,428	$ 277,251	$ 62,895